OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER NON-FINANCIAL LIABILITIES
Dividends payable, Current	$ 29,042,469	$ 29,020,899
Others, Current	13,251,991	2,216,935
Total, Current	42,294,460	31,237,834
Others, Non-Current	29,589,051	23,784,817
Total, Non-Current	$ 29,589,051	$ 23,784,817